Stockholders' Equity (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity [Abstract]
Voting common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Voting common stock, shares outstanding (in shares)	205,065,744	198,169,855
Voting common stock, par value (in dollars per share)	$ 0.01	$ 0.01